Segment Results - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Corporate & Other [Line Items]
Net revenues	€ (2)	€ (118)	€ 241	€ (207)
Provision for credit losses	(1)	1	(3)	5
Noninterest expenses [Abstract]
Compensation and benefits	870	944	1,762	1,894
General and administrative expenses	(789)	(912)	(1,524)	(1,749)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	1	0	0
Total noninterest expenses	81	34	237	145
Noncontrolling interests	(47)	(42)	(97)	(75)
Profit (loss) before tax	€ (34)	€ (110)	€ 103	€ (282)